UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ];     Amendment Number:
This Amendment (check only one): [ ] is a restatement
                                 [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 Charlemagne Capital Limited
Address:              St. Mary's Court, 20 Hill Street, Douglas,
                      Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Managing Director
Phone:     +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates                 British Isles            February 13, 2011
-------------------            -------------            -----------------
(Signature)                    (City, State)            (Date)

Report Type (Check only one)

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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                             Form 13F SUMMARY PAGE

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:     US$ 128,359
                                             thousands)

List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited

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
                              TITLE OF                          VALUE     SHR/PRN  SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS                 CUSIP     (x$1000)   AMOUNT   PRN  CALL DISCRETION  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD           20441W203   3,802    105,396  SH          DEFINED      1     105,396
AMERICA MOVIL ADR             SPON ADR L SHS         02364W105   5,663    250,533  SH          DEFINED      1     250,533
BAIDU INC ADR                 SPON ADR REP A         056752108   9,093     78,076  SH          DEFINED      1      78,076
BANCO BRADESCO PREF ADR       SP ADR PFD NEW         059460303     608     36,436  SH          DEFINED      1      36,436
BANCO BRASIL FOODS ADR        SPONSORED ADR          10552T107     111      5,674  SH          DEFINED      1       5,674
CENTRAL EURO DIST             COM                    153435102   1,191    272,200  SH          DEFINED      1     272,200
CREDICORP LTD                 COM                    G2519Y108   1,155     10,556  SH          DEFINED      1      10,556
CTC MEDIA                     COM                    12642X106   9,606  1,094,724  SH          DEFINED      1   1,094,724
CTC MEDIA                     COM                    12642X106   8,274    942,949  SH           SOLE       NONE   942,949
ENERSIS S A                   SPONSORED ADR          29274F104   1,062     60,280  SH          DEFINED      1      60,280
FOMENTO ECONOMIC ADR          SPONSORED ADR UNITS    344419106   3,068     44,044  SH          DEFINED      1      44,044
GERDAU S A                    SPONSORED ADR          373737105   2,061    263,600  SH          DEFINED      1     263,600
GRUPO TELEVISA ADR            SPONSORED ADR REP ORD  40049J206   1,853     88,043  SH          DEFINED      1      88,043
ITAU UNIBANCO PF ADR          SPONSORED ADR REP PFD  465562106  19,733  1,063,773  SH          DEFINED      1   1,063,773
MOBILE TELESYSTEMS OJSC       SPONSORED ADR          607409109     970     66,133  SH          DEFINED      1      66,133
MOBILE TELESYSTEMS OJSC       SPONSORED ADR          607409109   8,229    560,734  SH           SOLE       NONE   560,734
MECHEL PREF ADR               SPON ADR PFD           583840509   1,458    413,513  SH           SOLE       NONE   413,513
MECHEL PREF ADR               SPON ADR PFD           583840509      53     14,940  SH          DEFINED      1      14,940
PETROBRAS A PREF ADR          SP ADR NON VTG         71654V101   7,695    327,509  SH          DEFINED      1     327,509
PETROBRAS ADR                 SPONSORED ADR          71654V408   1,790     72,018  SH          DEFINED      1      72,018
SANTANDER BRASIL ADR          ADS REP 1 UNIT         05967A107     483     59,300  SH          DEFINED      1      59,300
SANTANDER CHILE ADR           SP ADR REP COM         05965X109   1,420     18,758  SH          DEFINED      1      18,758
VALE S.A. PN ADR              ADR REPSTG PFD         91912E204  30,458  1,478,901  SH          DEFINED      1   1,478,901
YAMANA GOLD INC               COM                    98462Y100   8,523    579,026  SH          DEFINED      1     579,026
